INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES
INVENTORIES

4. INVENTORIES

	At December 31,
	2012	2013
Raw materials	$43,541,594	$88,367,032
Work-in-process	43,240,832	35,015,711
Finished goods	168,097,308	236,194,291
Total inventories	$254,879,734	$359,577,034

For the year ended December 31, 2011, 2012 and 2013, inventory was written down by $48,992,463, $59,313,129 and $740,087, respectively, to reflect the lower of cost or market.

The Company recorded $3.9 million, $nil and $nil provision for purchase commitments during the years ended December 31, 2011, 2012 and 2013, respectively, in cost of revenues, and reversed the provision recorded during 2011 in the year ended December 31, 2012, as a result of the renegotiated contractual terms.